Reverse Acquisition (Details Textual) - $ / shares	1 Months Ended	6 Months Ended
	Sep. 18, 2015	Jun. 30, 2016	Dec. 31, 2015
Business Combination [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		91.68%
Common Stock, Shares, Outstanding		1,177,693,383	1,177,693,383
RPC Pharma Limited [Member]
Business Combination [Line Items]
Stock Issued During Period, Shares, Acquisitions	55,636,283	722,345,600
Celcus [Member]
Business Combination [Line Items]
Common Stock, Shares, Outstanding	55,636,283
Business Acquisition, Share Price	$ 0.3601